General (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
General [Abstract]
Changes In Ownership Interest In Subsidiaries

	Year ended December 31,
	2009	2010	2011

Net income attributable to AerCap Holdings N.V.	$165,166	$207,573	$172,224

Transfer (to) from non controlling interest
Increase in AerCap Holdings N.V. paid-in capital as a result of a default of the joint venture partner in AerVenture	25,078	—	—
Decrease in AerCap Holdings N.V. paid-in capital for sale of 50% equity interest in AerVenture	(45,182)	—	—
Decrease in AerCap Holdings N.V. paid-in capital for the repurchase of 50% equity interest in AerVenture	—	(49,854)	—
Increase in AerCap Holdings N.V. paid-in capital for the sale of a 50% equity interest in a A330 joint venture	—	2,072	—
Net transfers (to) from non-controlling interest	(20,104)	(47,782)	—
Changes in AerCap Holdings N.V. equity from net income attributable to AerCap Holdings N.V. and transfers (to) from non-controlling interests	$145,062	$159,791	$172,224

Condensed Consolidated Income Statements For Previous Periods

	Year ended December 31,
	2007	2008	2009	2010(1)

Revenues
Lease revenue	$495,340	$541,455	$581,134	$902,320
Net gain on sale of assets	103,455	77,107	40,243	36,204
Management fee revenue	14,343	11,749	12,964	12,975
Interest revenue	28,595	18,018	9,459	3,913
Other revenue	20,079	4,113	3,692	3,866
Total revenues	661,812	652,442	647,492	959,278
Expenses
Depreciation	129,294	154,130	194,161	307,706
Asset impairment	—	5,282	18,833	10,905
Interest on debt	227,765	208,914	86,193	233,985
Other expenses	33,941	59,843	68,067	67,829
Selling, general and administrative expenses	79,598	85,630	76,628	80,627
Total expenses	470,598	513,799	443,882	701,052
Income from continuing operations before income taxes and income of investments accounted for under the equity method	191,214	138,643	203,610	258,226
Provision for income taxes	(17,080)	833	(953)	(22,194)
Net income of investments accounted for under the equity method	—	—	983	3,713
Net income from continuing operations	$174,134	$139,476	$203,640	$239,745
Income (loss) from discontinued operations (AeroTurbine, including loss on disposal), net of tax	13,164	1,447	2,731	(3,199)
Bargain purchase gain ("Amalgamation gain"), net of transaction expenses	—	—	—	274
Net income	$187,298	$140,923	$206,371	$236,820
Net loss (income) attributable to non-controlling interest, net of tax	1,155	10,883	(41,205)	(29,247)
Net income attributable to AerCap Holdings N.V.	$188,453	$151,806	$165,166	$207,573

Total earnings per share, basic and diluted	$2.22	$1.79	$1.94	$1.81
Earnings (loss) per share from discontinued operations, basic and diluted	$0.15	$0.02	$0.03	$(0.03)
Earnings per share from continued operations attributable to AerCap Holdings N.V., basic and diluted	$2.07	$1.77	$1.91	$1.84

Weighted average shares outstanding, basic and diluted	85,036,957	85,036,957	85,036,957	114,952,639

(1)           Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.

Summary Of Discontinued Operations

	Period ended
	December 31, 2009	December 31, 2010	October 7, 2011

Total revenues	$106,878	$89,861	$98,798

Loss from discontinued operations before taxes	5,672	(3,077)	(40,975)
Provision for income taxes	(2,941)	(122)	(11,770)
Income (loss) from discontinued operations, net of tax	2,731	(3,199)	(52,745)

Schedule Of Major Classes Of Assets And Liabilities
As of December 31, 2010
Assets
Flight equipment held for operating leases, net	$311,643
Inventory	103,363
Trade receivables, net of provisions	35,051
Cash and cash equivalents	35,362
Other assets	14,363

Liabilities
Debt	$291,628
Accrued expenses and other liabilities	16,313
Accounts payable	12,423
Accrued maintenance liability	8,306